CORPORATE INFORMATION - (Narrative) (Details) - Merger with Potash Corporation of Saskatchewan [member] $ in Billions	12 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure Of Business Combinations [Line Items]
Additional information about nature and financial effect of business combination	Shareholders of Agrium received 2.230 common shares of Nutrien for each Agrium share held and shareholders of PotashCorp received 0.400 common shares of Nutrien for each PotashCorp share held. The exchange ratios represent the respective closing share prices of each company’s common shares at market close on the NYSE on August 29, 2016,
Date of acquisition	Jan. 01, 2018
Purchase consideration | $	$ 16
Common shares of Nutrien [Member] | Shareholders of Agrium [Member]
Disclosure Of Business Combinations [Line Items]
Number of common share received for each subsidiary share held	2.23
Common shares of Nutrien [Member] | Shareholders of PotashCorp [Member]
Disclosure Of Business Combinations [Line Items]
Number of common share received for each subsidiary share held	0.4